Short-term Bank Loans and Long-term Loan	12 Months Ended
Dec. 31, 2021
Short-term Bank Loans and Long-term Loan
Short-term Bank Loans and Long-term Loan

9.Short-term Bank Loans and Long-term Loan

Short-term bank loans

In January 2021, the Group renewed the short-term loan facility with the Shanghai branch of Standard Chartered Bank, pursuant to which the Group is entitled to borrow a US$ denominated loan facility of US$18,277 (equivalent to RMB116,471). The term of each draw down should be no longer than 90 days, and the interest rate is determined each time before drawing down. During the year ended December 31, 2021, the Group drew down a total of RMB113,011 (US$17,734) with interest rates ranging from 1.3% to 1.7% and made total repayments of RMB104,759 (US$16,439). As of December 31, 2021, the outstanding balance of the short-term loan facility was RMB28,152 (US$4,418), and was repaid in full when due in January 2022. The bank loan is guaranteed by the Company’s Chief Executive Officer (“CEO”), Mr. Cong (Kenny) Li.

The Group renewed the short-term loan facility with Guangzhou branch of Hong Kong and Shanghai Banking Corporation Limited Bank, pursuant to which the Group is entitled to borrow a US$ denominated loan facility of US$21,415 (equivalent to RMB136,471). The term of each draw down should be no longer than 90 days, and the interest rate is determined as 1.85%. During the year ended December 31, 2021, the Group drew down a total of RMB120,222 (US$18,865) with interest rate ranging from 1.40% to 1.80% and made total repayments of RMB94,577 (US$14,841). As of December 31, 2021, the outstanding balance of the short-term loan facility was RMB24,641 (US$3,866), which will be fully repaid until April 2022.

In April 2021, the Group signed a short-term loan arrangement with Shinhan Bank Co., Ltd, pursuant to which the Group has the right to borrow a KRW 2.1 million (equivalent to RMB 11,256) loan due in April 2022. As of December 31, 2021, the outstanding balance of the short-term loan facility was nil.

Long-term loan

In February 2020, the Group entered into a long-term loan agreement with Korea SMEs and Startups Agency, pursuant to which the Group is entitled to borrow KRW200,000 (equivalent to RMB1,199). As of December 31, 2021, the outstanding balance of the long-term loan was RMB1,072 (US$168) with an interest rate of 1.73% and the loan principal is repayable as follows:

	As of December 31, 2021
	RMB	US$
2022	269	42
2023	357	56
2024	357	56
2025	89	14
	1,072	168